Note Rental expense and commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases, Operating
Operating Leases, Rent Expense, Net	$ 31.2	$ 32.1	$ 32.4
Capital leases amortization expense	1.5	1.3	1.2
Capital leases interest expense	$ 1.2	$ 1.2	$ 1.2